Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash on hand	€ 2,465	€ 3,275
Bank balances	216,665	293,004
Total cash and cash equivalents	€ 219,130	€ 296,279	€ 254,321	€ 459,791